DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2021
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2021, 2020 and 2019. Comparative figures have been reclassified to conform to the current period’s presentation:

US$ MILLIONS	2021	2020	2019
Depreciation and amortization	$236	$283	$308
Transportation and distribution	162	145	153
Operations and maintenance	49	39	38
Compensation	44	34	40
Cost of inventory	8	4	—
Other	27	22	13
Total	$526	$527	$552